Investment Securities - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Deposits with various states and regulatory bodies	$ 11.2	$ 7.5	$ 3.7